36. Financial instruments and risk management (Details 8) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of risk management strategy related to hedge accounting [line items]
Total borrowing and derivatives (Notes 19 and 36)		R$ 1,593,227	R$ 1,593,227
Finance lease liabilities		1,584,802	1,940,074
Lease - Assets (Note 15)		208,049	(208,049)
Less: Cash and cash equivalents (Note 4)		(2,284,810)	(1,075,530)	R$ (2,960,718)	R$ (5,128,186)
FIC (Note 5)		(784,841)	(784,841)
Net Debt		1,464,881	1,464,881
EBITDA (1) (last 12 months) - Standardized	[1]	R$ 6,371,844	R$ 6,371,844
Financial Leverage Index - Unaudited		23.00%	23.00%
Reconciliation to Net Income for the year:
Adjusted Net Income		R$ 3,622,127	R$ 2,545,101	1,234,507
Depreciation and amortization		(3,954,321)	3,954,321
Net financial income		21,210	(537,333)	(497,836)
Income and social contribution taxes		(913,940)	664,911	R$ (201,009)
EBITDA	[1]	6,371,844	6,371,844
Balance With IFRS 16 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total borrowing and derivatives (Notes 19 and 36)		1,986,982
Finance lease liabilities		7,780,870
Lease - Assets (Note 15)		156,379
Less: Cash and cash equivalents (Note 4)		2,284,810
FIC (Note 5)		(654,479)
Net Debt		6,672,184
EBITDA (1) (last 12 months) - Standardized	[1]	R$ 9,643,838
Financial Leverage Index - Unaudited		0.69%
Reconciliation to Net Income for the year:
Adjusted Net Income		R$ 3,622,127
Depreciation and amortization		5,128,981
Net financial income		(21,210)
Income and social contribution taxes		913,940
EBITDA	[1]	9,643,838
Balance without IFRS 16 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Finance lease liabilities		(6,196,068)
Less: Cash and cash equivalents (Note 4)		(2,284,810)	R$ (1,075,530)
Net Debt		(6,196,068)
EBITDA (1) (last 12 months) - Standardized	[1]	R$ (1,315,685)
Financial Leverage Index - Unaudited		4.71%
Reconciliation to Net Income for the year:
Adjusted Net Income		R$ 3,765,203
Depreciation and amortization	[2]	(4,188,837)
Net financial income		613,533
Income and social contribution taxes	[3]	(987,646)
EBITDA	[1]	(1,315,685)
Adjustments [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total borrowing and derivatives (Notes 19 and 36)		1,986,982
Finance lease liabilities		1,584,802
Lease - Assets (Note 15)		(156,379)
Less: Cash and cash equivalents (Note 4)		(2,284,810)
FIC (Note 5)		(654,479)
Net Debt		476,116
EBITDA (1) (last 12 months) - Standardized	[1]	R$ 8,328,153
Financial Leverage Index - Unaudited		0.06%
Reconciliation to Net Income for the year:
Adjusted Net Income		R$ 3,765,203
Depreciation and amortization		4,188,837
Net financial income		(613,533)
Income and social contribution taxes		987,646
EBITDA	[1]	R$ 8,328,153

[1]	EBITDA: Earnings before interest, tax, depreciation and amortization (not an accounting metric)
[2]	Recognition of the depreciation of the assets mentioned above;
[3]	Tax impact on the adjustments from the new standard.